IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 12, 2023	Sep. 24, 2012	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment			$ 11,124,813	$ 9,610,071
Goodwill			52,681	51,325	$ 55,891
Decrease through write-off, financial assets			23,832	42,583	110,559
Impairment loss on goodwill			0	1,359
Impairment loss recognized in profit or loss				9,483
Impairment loss recognised in profit or loss, property, plant and equipment				9,483
Impairment loss recognised in profit or loss, goodwill			0	1,359
Aserradero Horcones II [Member]
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment			5,949	6,037
Reversal of impairment loss			88
Provision For Impairment Loss On Property Plant And Equipment						$ 6,037
Aserradero El Colorado [Member]
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment			7,266
Impairment loss on goodwill			0
Reversal of impairment loss			0
Impairment loss recognised in profit or loss, goodwill			0
United States Subsidiary [Member]
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment			8,016
Reversal of impairment loss				13,816	7,113
Durango Industrial Complex [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss			2,183
Impairment loss recognised in profit or loss, property, plant and equipment			2,183
Ziticuaro Industrial Complex [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss			2,645
Impairment loss recognised in profit or loss, property, plant and equipment			2,645
Pien Mill [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill			7,226
Impairment loss recognised in profit or loss, goodwill			7,226
wood Product Segment [Member] | Aserradero El Colorado [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss			7,272
Impairment loss recognised in profit or loss, property, plant and equipment			7,272
wood Product Segment [Member] | TrupnCholgun [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognized in profit or loss			2,027
Impairment loss recognised in profit or loss, property, plant and equipment			2,027
Spare Parts [member]
Disclosure Of Impairment Assets [Line Items]
Property plant and equipment			1,578	61,039	3,639
Decrease through write-off, financial assets	$ 57,955
Impairment loss recognized in profit or loss	61,039				10,500
Reversal of impairment loss	1,506		3,639	0
Impairment loss recognised in profit or loss, property, plant and equipment	$ 61,039				$ 10,500
Renovate Spare Parts [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill			0
Reversal of impairment loss			0
Impairment loss recognised in profit or loss, goodwill			$ 0
Pien plant [member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use			7.40%
Description of projected cash flow term			5 years
Pien plant [member] | Brazil
Disclosure Of Impairment Assets [Line Items]
Goodwill			$ 11,298	10,039
Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure Of Impairment Assets [Line Items]
Goodwill			732	732
Pien Mill [member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill			0	5,867
Impairment loss recognised in profit or loss, goodwill			0	5,867
Total for all individual assets or cash-generating units [member] | Arauco Argentina [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss on goodwill			0	126,921
Reversal of impairment loss			0
Impairment loss recognised in profit or loss, goodwill			0	126,921
Flakeboard [member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill			$ 40,651	$ 40,554
Consideration paid (received)		$ 242,502
Percentage of voting equity interests acquired		100.00%
Discount rate used in current estimate of value in use			8.00%
Description of projected cash flow term			7 years
Prime Line Inc [member] | Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill			$ 732
Consideration paid (received)			$ 18,880